CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenue:
Total net revenue	$ 96,906,335	$ 102,973,999	$ 80,504,734
Cost of revenue	(68,836,588)	(88,842,244)	(73,271,853)
Gross profit	28,069,747	14,131,755	7,232,881
Operating (expenses)/income:
Sales and marketing	(885,803)	(1,710,024)	(549,299)
General and administrative	(10,199,524)	(6,179,274)	(6,828,817)
Other operating income/(expenses)	(1,452,532)	313,153	2,493,898
Total operating expenses	(12,537,859)	(7,576,145)	(4,884,218)
Income from operations	15,531,888	6,555,610	2,348,663
Non-operating (expenses)/income:
Interest income	193,552	51,403	3,552
Interest expense	(8,703,904)	(3,936,302)	(1,842,227)
Foreign exchange (losses)/gains	(2,460,812)	894,704	(1,072,836)
Losses on derivatives, net	0	0	(134)
Gains on repurchase of convertible notes	0	0	212,056
Fair value change of warrant liability	0	0	577,500
Other income/(loss)	346,965	(43,516)	0
Total non-operating expenses	(10,624,199)	(3,033,711)	(2,122,089)
Income before income tax	4,907,689	3,521,899	226,574
Income tax benefit/(expense)	188,791	(322,068)	(132,092)
Income from continuing operations, net of tax	5,096,480	3,199,831	94,482
Discontinued operations
Gain on disposal of discontinued operations before income taxes	0	106,292,213	0
Loss from operations of discontinued operations before income taxes	0	(79,782,830)	(32,631,226)
Income tax benefit/(expense)	0	4,748,324	(2,161,507)
Income/(loss) from discontinued operations, net of tax	0	31,257,707	(34,792,733)
Net income/(loss)	5,096,480	34,457,538	(34,698,251)
Less: Net income attributed to noncontrolling interests	3,336,769	0	0
Net income/(loss) attributed to ReneSola Ltd	$ 1,759,711	$ 34,457,538	$ (34,698,251)
Income attributed to ReneSola Ltd per share from continuing operations
Basic	$ 0.00	$ 0.01	$ 0.00
Diluted	0.00	0.01	0.00
Income/(loss) attributed to ReneSola Ltd per share from discontinued operations
Basic	0	0.13	(0.17)
Diluted	$ 0	$ 0.13	$ (0.17)
Weighted average number of shares used in computing income/(loss) per share
Basic (in shares)	380,752,929	246,899,286	202,229,767
Diluted (in shares)	380,752,929	246,905,289	202,403,904
Solar power project development [Member]
Net revenue:
Net revenue	$ 48,784,766	$ 64,837,042	$ 77,372,737
Electricity generation revenue [Member]
Net revenue:
Net revenue	29,257,928	12,247,320	3,131,997
EPC services [Member]
Net revenue:
Net revenue	18,544,164	25,853,288	0
Other [Member]
Net revenue:
Net revenue	$ 319,477	$ 36,349	$ 0